Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Current
Accrued compensation to employees	550	391
Accrued defined benefit plan liability (Refer to Note 2.14) (1)	1	9
Accrued expenses	612	518
Withholding taxes and others (1)	297	232
Retention money	2	10
Liabilities of controlled trusts	27	25
Liability towards contingent consideration (Refer to Note 2.10)	10	29
Capital creditors	51	37
Other non-financial liabilities (1)	1	1
Other financial liabilities	21	69
Total Current other liabilities	1,572	1,321
Non-current
Liability towards contingent consideration (Refer to Note 2.10)	12	16
Accrued compensation to employees	—	3
Accrued expenses	78	—
Accrued defined benefit liability (Refer to Note 2.14) (1)	44	28
Deferred income - government grants (1)	8	6
Deferred income (1)	2	3
Financial liability under option arrangements (Refer to Note 2.10)	95	82
Withholding taxes and others (1)	50	—
Other financial liabilities	10	1
Total Non-current other liabilities	299	139
Total other liabilities	1,871	1,460
Financial liabilities included in other liabilities	1,468	1,181
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	25	48

(1)	Non-financial liabilities